Financial risk - Liquid assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Financial assets
Increase (decrease) in liquid assets	$ 15,900.0
Liquidity risk
Financial assets
Liquid assets	153,694.0	$ 137,797.0
Liquidity risk | Cash
Financial assets
Liquid assets	25,476.0	17,339.0
Liquidity risk | Receivables due from other financial institutions
Financial assets
Liquid assets	816.0	834.0
Liquidity risk | Trading securities and financial assets designated at fair value
Financial assets
Liquid assets	10,529.0	11,405.0
Liquidity risk | Available-for-sale securities
Financial assets
Liquid assets	60,667.0	59,735.0
Liquidity risk | Loans
Financial assets
Liquid assets	55,500.0	47,935.0
Liquidity risk | Regulatory deposits with central banks overseas
Financial assets
Liquid assets	706.0	549.0
Average | Liquidity risk
Financial assets
Liquid assets	150,936.0	143,223.0
Average | Liquidity risk | Cash
Financial assets
Liquid assets	21,912.0	20,594.0
Average | Liquidity risk | Receivables due from other financial institutions
Financial assets
Liquid assets	745.0	662.0
Average | Liquidity risk | Trading securities and financial assets designated at fair value
Financial assets
Liquid assets	9,412.0	12,891.0
Average | Liquidity risk | Available-for-sale securities
Financial assets
Liquid assets	62,892.0	59,887.0
Average | Liquidity risk | Loans
Financial assets
Liquid assets	55,336.0	48,561.0
Average | Liquidity risk | Regulatory deposits with central banks overseas
Financial assets
Liquid assets	$ 639.0	$ 628.0